Note 16 - Tax Expense	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of income tax [text block]
16
       Tax expense

	2018	2017	2016
Tax recognised in profit or loss

Current tax	3,783	4,995	3,106
Income tax– current year	2,523	3,702	2,414
Income tax – Prior year under provision	1,075	71	49
Withholding tax expense – current year	580	1,222	643
Withholding tax expense – Prior year over provision	(395)	—	—
Deferred tax expense	3,662	3,696	4,611
Origination and reversal of temporary differences	3,662	3,696	4,611

Tax expense – recognised in profit or loss	7,445	8,691	7,717

Tax recognised in other comprehensive income

Income tax - current year	—	—	—
Tax expense	7,445	8,691	7,717

Unrecognised deferred tax assets

	2018	2017	2016

Eersteling Gold Mining Company Limited	4,989	4,989	4,989
Greenstone Management Services Holdings Limited	191	116	—
Tax losses carried forward	5,180	5,105	4,989

Taxable losses do
not
expire for the entities incurring taxable losses within the Group. Tax losses carried forward relate to Greenstone Management Services Holdings Limited (UK) and Eersteling Gold Mining Company Limited. Deferred tax assets have not
been recognised in these entities as future taxable income is not
deemed probable to utilise these losses against.

Tax paid	2018	2017	2016

Net income tax (payable)/receivable at January 1	(1,145)	(345)	344
Current tax expense	(3,783)	(4,995)	(3,106)
Foreign currency movement	46	(17)	(49)
Tax paid	3,344	4,212	2,466
Net income tax payable at December 31	(1,538)	(1,145)	(345)

Reconciliation of tax rate

	2018	2017	2016
Profit for the year	13,756	11,896	11,085
Total tax expense	7,445	8,691	7,717
Profit before tax	21,201	20,587	18,802

Income tax at Company's domestic tax rate (1)	—	—	—
Tax rate differences in foreign jurisdictions (2)	6,465	6,546	6,293
Management fee – Withholding tax on deemed dividend portion (3)	337	538	—
Management fee – non-deductible deemed dividend (3)	579	925	—
Management fee – non-deductible withholding tax current year (4)	96	427	427
Management fee – non-deductible withholding tax prior year (5)	(664)	—	—
Withholding tax on intercompany dividend	110	90	49
Non-deductible royalty expenses	882	901	753
Other non-deductible expenditure	137	107	64
Export incentive income credit 2016	—	(284)	—
Export incentive income exemption (6)	(1,649)	(630)	—
Change in tax estimates
- Zimbabwean income tax (7)	795	—	—
- South African income tax (8)	220	—	—
- Other	61	(45)	49
Change in unrecognised deferred tax assets	76	116	82
Tax expense - recognised in profit or loss	7,445	8,691	7,717

(

) Enacted tax rate in Jersey, Channel Islands is
0%
(
2017:
0%;
2016:
0%
)

(

) Subsidiaries registered in Zimbabwe and South Africa are subject to a corporate tax rate of
25,75%
and
28%
respectively.

(

) Zimbabwean tax legislation changed during
2017
that gave rise to an additional withholding tax of
15%
(
2017:15%
) on a portion of the intercompany management fee considered to be a deemed dividend. The new legislation resulted in this portion of the management fee being not
deductible for income tax purposes in Zimbabwe from
January 1, 2018.

(

)
5%
(
2017:
15%;
2016:
15%
) withholding tax is charged on the management fee by the Zimbabwean revenue authority (“ZIMRA”). The management fee withholding tax is deducted from the taxable income not
the income tax liability in the South African subsidiary, resulting in a portion not
deducted from the South African income tax liability.

(

) Withholding tax on the management fee was provided for and paid at
15%
in
2017.
However, in the
second
quarter of
2018
management obtained confirmation from the ZIMRA that the withholding tax rate was reduced to
5%
from
February 1, 2017.
The ZIMRA allowed an amount of
$395
to be offset against outstanding income tax liabilities in Zimbabwe. The overpayment of withholding taxes on the management fee also resulted in a change of estimate reducing the
2017
non-deductible withholding tax in the South African subsidiary amounting to
$269,
estimated at
15%,
to
5%.
The change in estimate was accounted for prospectively in the
2018
year.

(

) On
March 23, 2018,
the ZIMRA enacted a new finance act that provided for the export credit incentive to be tax exempt. The
2018
finance bill indicated that the export incentive income will be tax exempt from
June 1, 2017.
The new finance bill resulted in an income tax credit being applied in the
2018
income tax calculation giving rise to a credit for the export incentive income of
2017.

(

) During the
second
quarter of
2018
management revised its estimated management fee fair value previously deducted against taxable income in the prior years. Management approached ZIMRA, and reached a settlement on the amount allowed as a deduction.
No
penalties or interests were incurred.

(

) Late
2015,
the South African subsidiary, Caledonia Mining South Africa Proprietary Limited, concluded a Voluntary Disclosure Permission (“VDP”) agreement with the South African Revenue Services (“SARS”) for tax years before
2014.
Subsequent income tax assessments from SARS, received during quarter
4
of
2018,
indicated that a payment previously reported as a reduction of the income tax liability for tax years after concluding the VDP agreement pertained to the
2013
tax year. This resulted in an increase to the income tax liability estimate of
$220,
as at
December 31, 2018.

Recognised deferred tax assets and liabilities

Deferred tax assets and liabilities are attributable to the following:

	Assets		Liabilities		Net
	2018	2017	2018	2017	* 2018	*2017

Property, plant and equipment	—	—	(24,930)	(20,985)	(24,930)	(20,985)
Allowance for obsolete stock	258	35	—	—	258	35
Prepayments	—	—	(3)	(4)	(3)	(4)
Unrealised foreign exchange	34	97	—	—	34	97
Share based payments	13	12	—	—	13	12
Provisions	1,386	1,290	—	—	1,386	1,290
Other	12	—	—	—	12	—
Tax assets/ (liabilities)	1,703	1,434	(24,933)	(20,989)	(23,230)	(19,555)

*
The deferred tax liability consists of a deferred tax asset of
$98
(
2017:
$65
) from the South African operation and a net deferred tax liability of
$23,328
(
2017:
$19,620
) due to the Zimbabwean operation. The amounts are in different tax jurisdictions and cannot be offset. The amounts are presented as part of Non-current assets and a Non-current liabilities in the Statements of financial position. The deferred tax asset recognised is supported by evidence of probable future taxable income.

Movement in recognised deferred tax assets and liabilities

	Balance January 1, 2018	Recognised in profit or loss	Foreign exchange movement	Balance December 31, 2018
Property, plant and equipment	(20,985)	(3,945)	—	(24,930)
Allowance for obsolete stock	35	223	—	258
Prepayments	(4)	—	1	(3)
Unrealised foreign exchange	97	(63)	—	34
Share based payments	12	3	(2)	13
Provisions	1,290	104	(8)	1,386
Other	—	16	(4)	12
Total	(19,555)	(3,662)	(13)	(23,230)

	Balance January 1, 2017	Recognised in profit or loss	Foreign exchange movement	Balance December 31, 2017
Property, plant and equipment	(17,092)	(3,893)	—	(20,985)
Allowance for obsolete stock	12	23	—	35
Prepayments	(3)	(1)	—	(4)
Unrealised foreign exchange	—	97	—	97
Share based payments	—	12	—	12
Provisions	1,218	66	6	1,290
Total	(15,865)	(3,696)	6	(19,555)